Classification of financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Derivative assets	£ 54	£ 63
Derivative liabilities	(39)	(52)
Financial assets	1,909	2,327
Other financial assets	122	138	£ 93
Cash and cash equivalents	437	1,097
Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Financial assets	122	138
Cash and cash equivalents [member]
Disclosure of financial liabilities [line items]
Financial assets	437	1,097
Reclassification of financial assets out of measured at amortised cost into measured at fair value through profit or loss	48
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Derivative assets	54	63
Derivative liabilities	(39)	(52)
Level 3 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial assets	182	96
Other financial assets	304	234	£ 93
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Other financial assets	122	138
Level 1 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Group Bonds	595	965
Level 1 of fair value hierarchy [member] | Money market funds [Member]
Disclosure of financial liabilities [line items]
Cash and cash equivalents	£ 48	£ 93